DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 9:-	DERIVATIVE INSTRUMENTS

As of December 31, 2017, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 38,077 thousands in consideration for $ 10,743 maturing, in a period of up to one year. As of December 31, 2018, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 135,987 thousands in consideration for $ 37,398 maturing in a period of up to one year.

The Company also enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month (the "Fair Value Hedging Program"). The purpose of the Company's Fair Value Hedging Program is to protect the fair value of the monetary assets from foreign exchange rates fluctuations. Gains and losses from derivatives related to the Fair Value Hedging Program are not designated as hedging instruments.

	Loss recognized in Statements of comprehensive income	Statement of Operations item	Gain (loss) recognized in consolidated statements of operations
	December 31,		Year ended December 31,
	2018		2016	2017	2018

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$(584)	Operating expenses	$261	$1,772	$(1,373)

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	(452)	(2,538)	1,172

Total	$(584)		$(191)	$(766)	$(201)

		December 31,
	Balance sheet	2017	2018

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$303	$3
	"Other account payables and accrued expenses"	$-	$(587)
	"Other comprehensive income (loss)"	$303	$(584)

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$148	$2
	"Other account payables and accrued expenses"	$(457)	$(446)